INVESTMENTS IN COMPANIES AND ASSOCIATES (Schedule of Equity Method Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Accumulated net income (loss)	$ (2,321)	$ (2,765)	$ (1,677)
Two Penn Center Plaza [Member]
Schedule of Equity Method Investments [Line Items]
Invested in equity	4,025	4,025
Distributions	(1,485)	(1,087)
Accumulated net income (loss)	710	486
Total investment	3,250	3,424
300 South Riverside Plaza [Member]
Schedule of Equity Method Investments [Line Items]
Invested in equity	13,142	13,142
Accumulated net income (loss)	(8,735)	(6,189)
Total investment	$ 4,407	$ 6,953